Financial Instruments, Financial Risks and Capital Risks Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Financial Instruments at the End of the Reporting Period

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2024	December 31, 2025
	US$	US$
Financial assets
Cash and bank balances	8,100,899	940,963
Trade and other receivables (excluding prepayments)	19,378,050	24,074,442
Inventories	-	257,485
Loan receivables	16,845,821	-
Finance assets, at fair value through other comprehensive income	28,547,482	17,513,555
Amount due from related parties	-	62,833,133

Financial liabilities
Trade and other payables	4,415,133	13,237,049
Bank and other borrowings	182,391	-
Amount due to related parties	487,111	456,084
Convertible notes liabilities	-	2,930,281
Warrant liabilities	33,305	2,625,440

Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional currency is as follows:

	Assets		Liabilities
	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
	US$	US$	US$	US$

Singapore Dollar	-	90,615	-	-
Malaysia ringgit	17,762,178	24,079,176	4,220,536	4,501,621
The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% (2024: 5%) change in foreign currency rates.
	December 31, 2024	December 31, 2025
	US$	US$

Singapore Dollar	-	4,531
Malaysia ringgit	677,082	978,878

Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Schedule of Non-derivative Financial Liabilities	The adjustment column represents the possible future cash flows attributable to the instrument included in the carrying amount of the financial liabilities on the statement of financial position.
	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	US$	US$	US$

2025
Non-interest bearing	-	13,929,371	456,084	14,385,455
Fixed interest rate	3.5-5%	399,858	346,754	746,612
Variable interest rate	BLR+2.6%	-	-	-
Total		14,329,229	802,838	15,132,067

2024
Non-interest bearing	-	4,902,244	-	4,902,244
Fixed interest rate	3.5-5%	82,431	37,553	119,984
Variable interest rate	BLR+2.6%	160,455	21,936	182,391
Total		5,145,130	59,489	5,204,619

2023
Non-interest bearing	-	4,507,068	-	4,507,068
Fixed interest rate	3.5-5%	148,371	191,363	339,734
Variable interest rate	BLR+2.6%	9,520	17,711	27,231
Total		4,664,959	209,074	4,874,033

Schedule of Debt-to-Equity Ratio

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity. Total debt is calculated as borrowings plus trade and other payables

	December 31, 2024	December 31, 2025
	US$	US$
Total debts	5,204,619	20,693,170
Total equity	86,321,816	96,211,092

Debt-to-equity %	6.02%	21.51%

Schedule of Single Customers

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Amount of the Company’s revenue:
Customer A	4,961,176	NA	NA
Customer B	6,873,864	NA	NA
Customer C	1,693,885	NA	NA

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total trade receivable:

	December 31, 2024	December 31, 2025
	US$	US$
Amount of the Company’s trade receivable:
Customer A	520,344	NA